Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document and Entity Information
Entity Registrant Name	Jerrick Media Holdings, Inc.
Entity Central Index Key	0001357671
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Jun. 30, 2016